Relationships with Third-Parties - Summary of Remuneration of Key Management Informations (Detail) € in Thousands						12 Months Ended
	Jun. 29, 2017	Nov. 05, 2015	May 05, 2014	May 06, 2013	Oct. 29, 2010	Dec. 31, 2017 EUR (€) Warrant Member shares	Dec. 31, 2016 EUR (€) Warrant Member shares	Dec. 31, 2015 EUR (€) Member shares
Disclosure of key management personnel compensation [Line Items]
Number of EMT members | Member						8	8	6
Number of warrants granted	312,100	343,550	94,400	253,150	61,050	367,100	343,550
Number of warrants lapsed | Warrant						5,799
Exercised warrants			100,000	253,150	61,050	225,966
Key management personnel of entity or parent [member]
Disclosure of key management personnel compensation [Line Items]
Short term employee benefits						€ 666	€ 816	€ 309
Post employee benefits						14	35	6
Share-based compensation						1,123	1,790	561
Other employment costs						30	22	4
Management fees						1,950	2,055	1,299
Total benefits						€ 3,783	€ 4,718	€ 2,179
Number of warrants granted						179,000	180,000	5,000
Number of warrants lapsed						(15,225)	(56,500)	10,000
Cumulative outstanding warrants | shares						306,500	310,725	187,225
Exercised warrants						168,000
Outstanding payables						€ 461	€ 687	€ 537